Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net income	$ 45,925	278,023	107,359	102,475
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	2,762	16,723	6,759	66,092
Provision for allowance for doubtful accounts	428	2,590	25,902	11,926
Depreciation and amortization expense	5,198	31,465	21,130	12,292
Deferred income tax	(871)	(5,275)	(5,573)	(11,318)
Loss on disposal of property and equipment	166	1,003	486	2
Foreign currency exchange gain	(3,252)	(19,687)	(1,897)	(19,343)
Changes in operating assets and liabilities:
Accounts receivable	(12,386)	(74,982)	(104,792)	(136,980)
Prepayment and other current assets	1,064	6,439	12,603	(26,713)
Amounts due from related parties	(10,134)	(61,347)	577	(47,901)
Note receivable	0	0	0	1,150
Other non-current assets	70	426	(976)	(9,645)
Accounts payable	11,479	69,493	27,135	66,795
Advance from customers	801	4,848	(1,307)	(590)
Salary and welfare payable	5,815	35,200	18,512	19,055
Taxes payable	2,971	17,984	4,334	25,852
Amounts due to related parties	3,176	19,228	(2,083)	(21,843)
Accrued expenses and other current liabilities	3,541	21,436	(1,081)	31,310
Long-term liabilities	700	4,235	2,492	2,021
Net cash provided by operating activities	57,453	347,802	109,580	64,637
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(4,830)	(29,238)	(79,583)	(33,477)
Placement of term deposits	(30,792)	(186,407)	(1,221,801)	(1,560,002)
Maturity of term deposits	54,068	327,309	1,772,414	775,979
Cash received from liquidation of PHOENIXi	0	0	0	14,300
Net cash (used in)/provided by investing activities	18,446	111,664	471,030	(803,200)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon IPO	0	0	0	893,098
Proceeds from exercise of stock options	86	519	1,050	183
Payment of IPO related expenses	0	0	0	(30,101)
Repurchase of ordinary shares	(10,770)	(65,198)	(52,752)	0
Prepayment for share repurchases	0	0	(8,408)	0
Net cash provided by/(used in) financing activities	(10,684)	(64,679)	(60,110)	863,180
Effect of exchange rate changes on cash and cash equivalents	(466)	(2,818)	(1,497)	(14,624)
Net increase in cash and cash equivalents	64,749	391,969	519,003	109,993
Cash and cash equivalents at the beginning of the year	151,340	916,169	397,166	287,173
Cash and cash equivalents at the end of the year	216,089	1,308,138	916,169	397,166
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	3,237	19,598	15,968	13,518
Supplemental disclosures of non-cash investing and financing activities:
Conversion of series A convertible redeemable preferred shares into ordinary shares	0	0	0	1,163,806
Short-term loan waived by Phoenix TV Group	0	0	0	15,596
Issuance of ordinary shares upon vesting of restricted share units	12	72	348	1,314
Purchase of property and equipment and intangible assets included in accounts payable	336	2,034	7,406	0
Restricted cash related to capital contribution financed by noncontrolling shareholders	$ 1,652	10,000	0	0